REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract owners of
General American Separate Account Twenty-Eight
and General American Separate Account Twenty-Nine
and Board of Directors of
Metropolitan Tower Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of each of the divisions of General American Separate Account Twenty-Eight and General American Separate Account Twenty-Nine (the “Separate Accounts”) listed in Note 2 (collectively, the “Divisions”) as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Accounts’ management. Our responsibility is to express an opinion on the Separate Accounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Accounts are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Accounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the Separate Accounts’ custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2026

We have served as the Separate Accounts’ auditor since 2000.

This page is intentionally left blank.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Western Asset Management U.S. Government Division	Invesco V.I. Core Plus Bond Division
Assets:
Investments at fair value	$172,468		$3,068	$296,786
Due from Metropolitan Tower Life Insurance Company	45		22	15
Total Assets	172,513		3,090	296,801
Liabilities:
Accrued fees	26		26	43
Total Liabilities	26		26	43
Net Assets	$172,487		$3,064	$296,758
Contract Owners’ Equity
Net assets from accumulation units	$172,487		$3,064	$296,758
Net assets from contracts in payout	—		—	—
Total Net Assets	$172,487		$3,064	$296,758

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	BHFTII BlackRock Capital Appreciation Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII T. Rowe Price Large Cap Growth Division	Invesco V.I. EQV International Equity Division
Assets:
Investments at fair value	$1,600,266	$831,889		$2,982,855	$1,631,859
Due from Metropolitan Tower Life Insurance Company	24	20		14	34
Total Assets	1,600,290	831,909		2,982,869	1,631,893
Liabilities:
Accrued fees	10	7		33	28
Total Liabilities	10	7		33	28
Net Assets	$1,600,280	$831,902		$2,982,836	$1,631,865
Contract Owners’ Equity
Net assets from accumulation units	$1,600,280	$831,902		$2,941,364	$1,631,865
Net assets from contracts in payout	—	—		41,472	—
Total Net Assets	$1,600,280	$831,902		$2,982,836	$1,631,865

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
For the year ended December 31, 2025

	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Western Asset Management U.S. Government Division	Invesco V.I. Core Plus Bond Division
Investment Income:
Dividends	$8,705	$123		$12,381
Expenses:
Mortality and expense risk charges	2,159	38		3,695
Administrative charges	258	4		441
Total expenses	2,417	42		4,136
Net investment income (loss)	6,288	81		8,245
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—		—
Realized gains (losses) on sale of investments	444	(56)		(5,280)
Net realized gains (losses)	444	(56)		(5,280)
Change in unrealized gains (losses) on investments	(2,114)	147		12,987
Net realized and change in unrealized gains (losses) on investments	(1,670)	91		7,707
Net increase (decrease) in net assets resulting from operations	$4,618	$172		$15,952

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
For the year ended December 31, 2025

	BHFTII BlackRock Capital Appreciation Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII T. Rowe Price Large Cap Growth Division	Invesco V.I. EQV International Equity Division
Investment Income:
Dividends	$—	$11,440		$—	$22,489
Expenses:
Mortality and expense risk charges	19,303	10,046		35,185	19,871
Administrative charges	2,314	1,203		4,220	2,383
Total expenses	21,617	11,249		39,405	22,254
Net investment income (loss)	(21,617)	191		(39,405)	235
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	199,897	99,476		382,091	99,816
Realized gains (losses) on sale of investments	31,433	(1,852)		47,317	32,775
Net realized gains (losses)	231,330	97,624		429,408	132,591
Change in unrealized gains (losses) on investments	(43,193)	(47,953)		(15,219)	85,804
Net realized and change in unrealized gains (losses) on investments	188,137	49,671		414,189	218,395
Net increase (decrease) in net assets resulting from operations	$166,520	$49,862		$374,784	$218,630

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2025 and 2024

	BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Western Asset Management U.S. Government Division					Invesco V.I. Core Plus Bond Division
	2025	2024	2025		2024		2025	2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,288	$8,006			$81		$20	$8,245	$6,499
Net realized gains (losses)	444	347		(56)		(3,051)		(5,280)	(7,663)
Change in unrealized gains (losses) on investments	(2,114)	(1,784)	147			2,886		12,987	7,000
Net increase (decrease) in net assets resulting from operations	4,618	6,569	172			(145)		15,952	5,836
Contract Transactions:
Purchase payments received from Contract owners	—	—		—		—	—	—
Net transfers (including fixed account)	310	(1,730)			(27)	(35)		6,175	(65)
Transfers for Contract benefits and terminations	(13,964)	(7,873)	(441)			(23,843)		(26,626)	(46,352)
Net increase (decrease) in net assets resulting from Contract transactions	(13,654)	(9,603)	(468)			(23,878)		(20,451)	(46,417)
Net increase (decrease) in net assets	(9,036)	(3,034)			(296)		(24,023)	(4,499)	(40,581)
Net Assets:
Beginning of year	181,523	184,557	3,360			27,383		301,257	341,838
End of year	$172,487	$181,523			$3,064		$3,360	$296,758	$301,257

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2025 and 2024

	BHFTII BlackRock Capital Appreciation Division		BHFTII Brighthouse/Wellington Core Equity Opportunities Division				BHFTII T. Rowe Price Large Cap Growth Division		Invesco V.I. EQV International Equity Division
	2025	2024	2025		2024	2025	2024	2025		2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(21,617)	$(20,047)			$191	$233	$(39,405)	$(37,777)		$235		$4,763
Net realized gains (losses)	231,330	135,016			97,624	27,848	429,408	181,336		132,591		75,192
Change in unrealized gains (losses) on investments	(43,193)	276,810	(47,953)			27,177	(15,219)	512,572		85,804		(85,915)
Net increase (decrease) in net assets resulting from operations	166,520	391,779	49,862			55,258	374,784	656,131		218,630		(5,960)
Contract Transactions:
Purchase payments received from Contract owners	—	—		—		—	2,600	2,200	—		—
Net transfers (including fixed account)	(2,995)	(11,126)			6,004	3,237	(15,245)	(5,770)		1,893		11,087
Transfers for Contract benefits and terminations	(132,201)	(187,453)	(21,994)			(72,861)	(228,934)	(175,991)		(111,479)		(256,971)
Net increase (decrease) in net assets resulting from Contract transactions	(135,196)	(198,579)	(15,990)			(69,624)	(241,579)	(179,561)		(109,586)		(245,884)
Net increase (decrease) in net assets	31,324	193,200			33,872	(14,366)	133,205	476,570		109,044		(251,844)
Net Assets:
Beginning of year	1,568,956	1,375,756	798,030			812,396	2,849,631	2,373,061		1,522,821		1,774,665
End of year	$1,600,280	$1,568,956			$831,902	$798,030	$2,982,836	$2,849,631		$1,631,865		$1,522,821

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.
ORGANIZATION

General American Separate Account Twenty-Eight and General American Separate Account Twenty-Nine (the “Separate Accounts”), separate accounts of Metropolitan Tower Life Insurance Company (the “Company”), were established by the Board of Directors of General American Life Insurance Company (“GALIC”) on May 28, 1992 to support operations of GALIC with respect to certain variable annuity contracts (the “Contracts”). Effective after the close of the New York Stock Exchange on April 27, 2018, GALIC merged with and into the Company while concurrently changing the state of domicile to Nebraska (the “Merger”). Upon the Merger, the Separate Accounts became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Accounts are registered as unit investment trusts under the Investment Company Act of 1940, as amended, and are subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the Nebraska Department of Insurance.

The Separate Accounts are divided into divisions (the “Divisions”), each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the “Trusts”), which are presented below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco V.I.”)

Brighthouse Funds Trust II (“BHFTII”)

The assets of each of the Divisions of the Separate Accounts are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Accounts are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Accounts’ assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.
LIST OF DIVISIONS

The following Divisions had net assets as of December 31, 2025:

General American Separate Account Twenty-Eight

BHFTII BlackRock Ultra-Short Term Bond Division

BHFTII Western Asset Management U.S. Government Division

Invesco V.I. Core Plus Bond Division

General American Separate Account Twenty-Nine

BHFTII BlackRock Capital Appreciation Division

BHFTII Brighthouse/Wellington Core Equity Opportunities Division

BHFTII T. Rowe Price Large Cap Growth Division

Invesco V.I. EQV International Equity Division

3.
SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.
SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Security Valuation

A Division’s investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value (“NAV”). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Accounts define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

ASC Topic 820, Fair Value Measurement (“ASC 820”) provides that the Separate Accounts are not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The Separate Accounts’ investments in shares of a fund or portfolio of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Accounts form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Accounts to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Accounts for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Accounts by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

Purchase Payments

Purchase payments, less any applicable charges, applied to the Separate Accounts are invested in one or more Divisions in accordance with the selection made by the Contract owner. Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the Contract owner into or out of Divisions within the Separate Accounts or into or out of the fixed account, which is part of the Company’s general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.
SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Segment Reporting

Each Division of the Separate Accounts constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker (“CODM”) oversees the activities of the Separate Accounts using information of each Division. The Separate Accounts are engaged in a single line of business as a registered unit investment trust. The Separate Accounts are a funding vehicle for individual variable annuity Contracts issued by the Company to support the liabilities of the applicable Contracts. The Divisions have identified the Company’s Assistant Vice President of Life and Annuity Products as the CODM.

The CODM uses the increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the Divisions within the Separate Accounts. The accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the statements of assets and liabilities as net assets. The measure of segment profit and loss is reported on the statements of operations and changes in net assets as increase (decrease) in net assets from operations. All assets and increases (decreases) in net assets from operations are generated in the U.S.

4.
EXPENSES & CONTRACT CHARGES

The following annual Separate Accounts charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Accounts. Generally, the administrative charge is related to the maintenance of each Contract and the Separate Accounts.

The following annual Separate Accounts charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values and are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

The table below represents the effective annual rates for each respective charge for the year ended December 31, 2025:

Administrative	0.15%
Mortality and Expense Risk	1.25%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

Asset-based charges that have not been redeemed from the Divisions are recorded as Accrued Fees in the accompanying statements of assets and liabilities of the Divisions.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.
EXPENSES & CONTRACT CHARGES — (Concluded)

Separate Accounts charges referred to in this disclosure are for current charges of the Contracts and can vary among products within the Separate Accounts. A Contract administrative charge of $30 or 2% of the accumulated Contract value, whichever is less, is assessed on an annual basis for Contracts with an accumulated value of less than $20,000. The Company is currently waiving the transfer fee of the lesser of $25 or 2% of the transfer amount which is assessed after twelve transfers within a Contract year, but reserves the right to impose such charges in the future. These charges are paid to the Company and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2025 and 2024.

In addition, most Contracts impose a surrender charge which ranges from 0% to 6% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2025 and 2024. There were no such charges for the years ended December 31, 2025 and 2024.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.
STATEMENTS OF INVESTMENTS
	As of December 31, 2025			For the year ended December 31, 2025
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
General American Separate Account Twenty-Eight
BHFTII BlackRock Ultra-Short Term Bond Division	1,684		169,720	20,850	28,227
BHFTII Western Asset Management U.S. Government Division	286		3,329	175	563
Invesco V.I. Core Plus Bond Division	50,733		339,697	20,420	32,599
General American Separate Account Twenty-Nine
BHFTII BlackRock Capital Appreciation Division	36,050		1,241,057	202,209	159,123
BHFTII Brighthouse/Wellington Core Equity Opportunities Division	30,383		876,874	123,256	39,619
BHFTII T. Rowe Price Large Cap Growth Division	117,205		2,417,639	385,446	284,323
Invesco V.I. EQV International Equity Division	45,191		1,258,517	128,270	137,814

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.

SCHEDULES OF UNITS
For the years ended December 31, 2025 and 2024:
	General American Separate Account Twenty-Eight
	BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Western Asset Management U.S. Government Division				Invesco V.I. Core Plus Bond Division
	2025	2024	2025	2024		2025		2024
Units beginning of year	11,623	12,247		156	1,286			11,118	12,819
Units issued and transferred from other funding options	764	—		—	—		290	—
Units redeemed and transferred to other funding options	(1,633)	(624)		(21)	(1,130)			(1,037)	(1,701)
Units end of year	10,754	11,623		135	156			10,371	11,118
	General American Separate Account Twenty-Nine
	BHFTII BlackRock Capital Appreciation Division		BHFTII Brighthouse/ Wellington Core Equity Opportunities Division				BHFTII T. Rowe Price Large Cap Growth Division
	2025	2024	2025	2024		2025		2024
Units beginning of year	22,952	26,192		22,969		25,041		41,052	43,924
Units issued and transferred from other funding options	50	580		361	742		90	756
Units redeemed and transferred to other funding options	(2,029)	(3,820)		(813)	(2,814)			(3,479)	(3,628)
Units end of year	20,973	22,952		22,517	22,969			37,663	41,052
	General American Separate Account Twenty-Nine
	Invesco V.I. EQV International Equity Division
	2025	2024
Units beginning of year	51,296	59,306
Units issued and transferred from other funding options	227	1,028
Units redeemed and transferred to other funding options	(3,674)	(9,038)
Units end of year	47,849	51,296

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

7.
FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying portfolio or fund, and total return ratios for the five years ended December 31, 2025:

		As of December 31				For the year ended December 31
			Unit						Net		Investment[1] Income	Expense[2]	Total[3]
		Units	Value ($)	Assets ($)	Ratio (%)	Ratio (%)		Return (%)
General American Separate Account Twenty-Eight
BHFTII BlackRock	2025	10,754	16.04		172,487		5.04		1.40	2.70
Ultra-Short Term Bond	2024	11,623	15.62		181,523		5.77		1.40	3.63
Division	2023	12,247	15.07		184,557		1.69		1.40	3.59
	2022	14,728	14.55		214,251		—		1.40	0.04
	2021	14,796	14.54		215,159		0.34		1.40	(1.58)
BHFTII Western Asset	2025	135	22.68		3,064	3.95		1.40		5.58
Management U.S. Government	2024	156	21.48		3,360	1.78		1.40		0.90
Division	2023	1,286	21.29		27,383	2.33		1.40		3.41
	2022	1,434	20.59		29,512	2.14		1.40		(10.27)
	2021	2,332	22.94		53,493	2.69		1.40		(2.89)
Invesco V.I. Core Plus Bond	2025	10,371	28.61		296,758		4.19		1.40	5.60
Division	2024	11,118	27.10		301,257		3.39		1.40	1.61
	2023	12,819	26.67		341,838		2.59		1.40	4.67
	2022	13,028	25.48		331,902		0.57		1.40	(15.72)
	2021	14,814	30.23		447,822		1.46		1.40	(2.04)
General American Separate Account Twenty-Nine
BHFTII BlackRock Capital	2025	20,973	76.30		1,600,280		—		1.40	11.62
Appreciation Division	2024	22,952	68.36		1,568,956		0.08		1.40	30.14
	2023	26,192	52.53		1,375,756		0.04		1.40	47.54
	2022	28,808	35.60		1,025,596		—		1.40	(38.48)
	2021	33,956	57.87		1,964,949		—		1.40	19.52
BHFTII	2025	22,517	36.94		831,902		1.42		1.40	6.33
Brighthouse/Wellington Core	2024	22,969	34.74		798,030		1.44		1.40	7.09
Equity Opportunities Division	2023	25,041	32.44		812,396		1.43		1.40	6.17
	2022	26,641	30.56		814,102		1.42		1.40	(6.40)
	2021	28,049	32.65		915,718		1.41		1.40	22.70
BHFTII T. Rowe Price Large	2025	37,663	79.20		2,982,836		—		1.40	14.09
Cap Growth Division	2024	41,052	69.41		2,849,631		—		1.40	28.48
	2023	43,924	54.03		2,373,061		—		1.40	44.78
	2022	46,076	37.32		1,719,442		—		1.40	(41.29)
	2021	49,562	63.56		3,150,329		—		1.40	18.55
Invesco V.I. EQV	2025	47,849	34.10		1,631,865		1.41		1.40	14.88
International Equity Division	2024	51,296	29.69		1,522,821		1.70		1.40	(0.79)
	2023	59,306	29.92		1,774,665		0.20		1.40	16.51
	2022	62,284	25.68		1,599,723		1.71		1.40	(19.44)
	2021	65,520	31.88		2,088,921		1.25		1.40	4.42
1
These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Division invests.
2
These amounts represent annualized Contract expenses of each of the Separate Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.
3
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.